Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q3PH

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 21

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.4%
Commercial Services & Supplies 0.6%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15%, 7/01/25 ............................... $ 4,195,000 4,195,000
d
21 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,370,000 178,100
d
21 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 5,220,000 678,600
d
22 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 2,875,000 373,750
d
22 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 250,000 32,500
d
22 C , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,885,000 1,885,000
d
22 X , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 2,830,000 2,830,000
d
23 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,000,000 1,000,000
d
23 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 890,000 890,000
d
23 C , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,415,000 1,415,000
d
23 D , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,230,000 1,230,000
d
23 E , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.5%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
45,335,000 42,979,239
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7%, 7/01/27 .............................. 10,000,000 10,026,125
Total Corporate Bonds (Cost $ 79,807,276 ) ......................................
69,098,314
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,d ,e ,f
Rialto Bioenergy Facility LLC, First Lien, CME Term Loan, B , PIK, 15.328% , ( 1-month
SOFR + 10% ), 4/01/31 .............................................. 356,037 184,656
a ,d ,e ,f
Rialto Bioenergy Facility LLC, First Lien, Initial Roll-Up CME Term Loan, B , PIK,
15.32% , ( 12-month SOFR + 10% ), 9/18/25 ............................... 1,545,702 —
184,656
a a a a a
Total Senior Floating Rate Interests (Cost $ 1,886,068 ) ...........................
184,656
Municipal Bonds 96.0%
Arizona 0.3%
c ,g
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 9,340,000 9,572,240
California 88.0%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 909,824
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,052,376
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 1,036,425
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.375% , 7/01/49 ............... 5,000,000 5,066,398
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.5% , 7/01/54 ................ 5,750,000 5,816,858

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
h
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... $ 10,000,000 $ 10,181,265
Revenue , 2024 C , Mandatory Put , 5% , 10/01/32 ........................... 11,285,000 12,233,969
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,442,253
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 10,000,000 10,905,707
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 30,295,000 29,488,665
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,273,657
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,050,000 6,882,552
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 233,618
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 6,785,000 7,022,627
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 23,578,173
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 885,000 713,329
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 6,260,702
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 11,300,000 6,495,702
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 22,525,000 17,072,321
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 5,475,000 5,000,746
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 14,407,469
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 12,905,000 2,802,967
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 3,029,371
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,172,001
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,310,862
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,164,139
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,604,337
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 5,173,687
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 7,230,652
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 4% , 6/01/54 ................... 10,000,000 10,004,621
c,g
Real Journey Academies Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 .. 2,000,000 2,033,710
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 246,598
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 567,986
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 734,316
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/54 ......... 1,400,000 1,442,330
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/64 ......... 1,350,000 1,383,900
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 8,190,000 8,168,472
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 2,825,000 3,108,789
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 2,750,000 3,016,905
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 3,108,279
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 16,000,000 17,452,238
El Camino Hospital LP , Revenue , 2017 , 4% , 2/01/42 ....................... 6,500,000 6,563,702
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/42 ....................... 5,000,000 5,158,578
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 26,008,263
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,922,346
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 48,975 49,533
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 3,776,152 3,699,525
c
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,743,176

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Housing Finance Agency, (continued)
c,h
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ $ 4,000,000 $ 3,702,690
California Infrastructure & Economic Development Bank ,
c,h
Desertxpress Enterprises LLC , Revenue , 144A, 2020 A-4 , Mandatory Put , 8% ,
8/15/25 ........................................................ 15,800,000 16,281,393
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/49 ....................................................... 1,750,000 1,912,270
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/54 ....................................................... 1,500,000 1,626,851
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/59 ....................................................... 1,000,000 1,080,307
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 8,067,812
c
La Scuola International School , Revenue , 144A, 2024 , 5% , 7/01/44 ............ 2,145,000 2,159,526
c
La Scuola International School , Revenue , 144A, 2024 , 5.125% , 7/01/54 ......... 1,630,000 1,636,666
c
La Scuola International School , Revenue , 144A, 2024 , 5.25% , 7/01/64 .......... 3,075,000 3,100,201
Roseville Sustainable Energy Partner LLC , Revenue , 2024 A , 5.25% , 7/01/54 .... 6,000,000 6,452,340
c
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,612,443
c
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,316,599
California Municipal Finance Authority ,
c,h
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 21,146,973
c,h
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 14,031,931
c
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 12,918,757
g
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 1,000,000 1,041,421
1717 University Associates LLC , Revenue , 2020 A-S , 5% , 9/01/57 ............. 1,175,000 996,993
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 2,000,238
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,045,353
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,167,121
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,316,813
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,045,000 4,393,687
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,448,476
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 3,000,000 3,266,655
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,383,484
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 297,631
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 663,552
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 316,128
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 1,055,083
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 1,001,832
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,128,640
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,309,869
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 603,189
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,259,435
c
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,044,783
c
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 10,078,298
c
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,544,151
c
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,502,409
c
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 8,150,000 6,834,958
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 5,138,560
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 445,132
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,585,000 2,041,356
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,564,657
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,916,379
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,609,443
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,130,634

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . $ 4,290,000 $ 4,247,554
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,835,035
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,060,718
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,368,565
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,683,147
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/44 ........ 500,000 528,373
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/49 ........ 500,000 524,964
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/54 ........ 785,000 822,597
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 532,477
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 843,191
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,177,972
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,639,465
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 652,415
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,152,364
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,496,067
g
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,210,000 1,274,569
g
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,835,000 1,921,962
g
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,165,000 2,254,534
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 200,558
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 103,375
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 52,630
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 137,504
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 365,961
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 2,017,531
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/40 ............................................ 5,000,000 5,016,443
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,888,939
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,741,734
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 482,076
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,362,619
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,526,953
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,059,762
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,585,793
Developmental Services Support Foundation , Revenue , 2019 A , Refunding , 5% ,
5/01/49 ........................................................ 1,895,000 1,968,255
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 2,625,000 2,694,105
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 5,069,415

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 $ 5,500,000 $ 5,568,596
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,882,166
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 3,150,000 3,483,790
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 4,200,000 4,610,745
c
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 20,710,000 15,118,988
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/37 ... 8,965,000 9,016,066
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 14,694,363
a
Integrity Housing Obligated Group , Revenue , 2022 B , 10% , 12/01/62 ........... 7,000,000 4,011,663
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,832,925
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,791,804
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 14,160,465
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,799,364
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 22,566,618
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,271,357
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,100,313
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 1,050,042
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 3,017,560
c
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 529,439
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/31 .. 1,000,000 1,013,146
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,776,083
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,757,310
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 740,000 735,948
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,117,961
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,616,235
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/44 ...... 1,415,000 1,534,945
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/49 ...... 1,300,000 1,384,121
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/54 ...... 1,540,000 1,629,057
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 452,836
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,405,690
c
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 B , 6.75% , 11/01/39 ............. 11,012,000 11,118,816
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 300,000 313,232
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 529,201
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 530,460
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 730,881
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 1,045,000 1,066,511
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 913,713
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,625,856
c
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 705,000 686,720
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 533,613
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 705,774
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,255,000 1,356,671
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,138,159
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,275,360
c
California Pollution Control Financing Authority ,
d
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 47,250
d
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 175,500
d
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 155,250
d
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 60,750
Poseidon Resources Channelside LP , Revenue , 144A, 2012 , 5% , 11/21/45 ...... 21,685,000 21,687,795
a,d
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 910,035 117,094
a,d
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,237,715 545,264
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,723,030
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,120,919

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... $ 1,000,000 $ 1,020,566
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,000,000 1,887,486
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 B-1 , Refunding , 3.125% ,
5/15/29 ........................................................ 2,510,000 2,474,527
c
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 700,324
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 10,107,700
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 421,277
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 2,199,464
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,706,545
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/35 ........................................................ 1,000,000 1,007,489
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 1,005,360
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 2,019,981
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , Pre-Refunded , 5% ,
8/01/41 ........................................................ 190,000 192,567
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 2,056,230
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 2,059,264
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,521,089
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,689,235
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 513,022
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,619,060
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 969,094
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,629,326
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 911,798
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 227,431
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,281,376
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 2,000,000 2,021,711
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,805,869
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,541,596
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,513,368
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,032,952
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,790,626
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,338,968
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 237,474
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 413,421
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 542,177
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,158,726
Integrity Charter School , Revenue , 144A, 2024 , 5% , 7/01/39 ................. 1,000,000 1,013,178
Integrity Charter School , Revenue , 144A, 2024 , 5.25% , 7/01/44 ............... 800,000 810,442
Integrity Charter School , Revenue , 144A, 2024 , 5.5% , 7/01/54 ................ 1,600,000 1,620,683
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 2,000,000 2,025,754
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 605,000 614,695
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,164,133
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 3,137,399
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 8,137,284

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 $ 1,200,000 $ 1,208,331
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,681,586
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,217,777
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,181,669
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 3,019,836
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 365,000 350,256
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,217,612
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,246,626
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,324,645
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,591,043
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 1,003,636
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,632,764
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 14,599,772
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,198,404
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 654,657
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,602,635
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 671,103
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 577,049
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 618,139
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 720,000 761,375
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 531,422
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 588,250
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 556,490
Real Journey Academies Obligated Group , Revenue , 144A, 2019 A , 5% , 6/01/49 .. 7,105,000 7,119,846
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/44 2,000,000 2,014,916
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/54 2,350,000 2,336,856
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5.125% ,
6/01/59 ........................................................ 1,500,000 1,503,551
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,250,000 1,288,053
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,034,269
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,985,829
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,344,122
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 980,000 1,040,469
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 759,053
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 846,263
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,444,859
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 315,000 322,115
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 363,591
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 248,524
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 509,853
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 610,052
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 945,085
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 836,735

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board , State of California , Revenue , 2024 A , 5% , 4/01/49
$ 13,000,000 $ 14,491,165
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,247,424
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,058,561
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 795,000 802,005
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,036,492
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,507,550
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,375,214
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,583,319
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 3,980,000 4,114,334
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,242,584
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,857,767
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,867,098
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,831,761
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,719,002
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 5,265,000 5,489,850
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,786,948
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,680,523
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 978,963
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,198,677
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 850,000 886,025
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,317,221
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 844,445
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 1,036,149
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 554,324
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 630,996
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 968,294
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,915,120
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 3,211,256
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,915,181
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,280,489
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 3,201,816
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,150,000 2,653,978
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,765,311
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,169,956
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 3,000,000 3,107,381
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,104,342
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,052,509
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 3,072,001
Aldersly Obligated Group , Revenue , 2015 A , Pre-Refunded , 5% , 5/15/32 ........ 750,000 756,666
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/35 ......... 2,000,000 2,019,782
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/45 ......... 3,810,000 3,832,008
c
California Baptist University , Revenue , 144A, 2014 A , 6.125% , 11/01/33 ......... 1,375,000 1,377,890
c
California Baptist University , Revenue , 144A, 2014 A , 6.375% , 11/01/43 ......... 4,035,000 4,041,161
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,164,944
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,893,994
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,980,681
CHF-Irvine LLC , Revenue , 2016 , Refunding , 5% , 5/15/40 .................... 1,500,000 1,527,853
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,584,029
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,625,000 10,750,773
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,278,867
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 3,000,000 3,076,834
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,266,682
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,579,732
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,490,000 7,851,034
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,650,000 1,714,376

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... $ 2,000,000 $ 2,055,755
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/39 .................................................. 2,360,000 2,492,581
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. 2,750,000 2,858,111
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,275,000 2,417,045
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,394,339
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 414,943
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 716,778
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,900,000 2,030,629
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 12/01/49 ... 8,250,000 9,041,978
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,760,428
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/34 ......... 375,000 389,982
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 971,472
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,261,747
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 45,755,000 46,239,948
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,484,981
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,390,044
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,452,345
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 8,133,930
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,673,397
Panorama II Preservation LP , Revenue , 2024 F , FNMA Insured , 4.25% , 12/01/40 .. 7,460,000 7,625,201
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,226,009
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,676,048
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,199,311
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,710,190
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 413,448
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 2,020,597
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 1,001,970
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,472,873
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,896,652
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 3,048,744
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,242,296
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,510,354
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,643,401
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,687,131

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fremont, (continued)
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... $ 3,255,000 $ 3,273,494
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,179,140
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,766,051
City of Long Beach ,
Marina System , Revenue , 2015 , 5% , 5/15/34 ............................. 1,300,000 1,307,306
Marina System , Revenue , 2015 , 5% , 5/15/40 ............................. 3,500,000 3,514,097
Marina System , Revenue , 2015 , 5% , 5/15/45 ............................. 2,500,000 2,507,764
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,479,899
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,060,020
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,648,029
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 870,000 917,949
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,320,000 1,379,502
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,735,000 1,809,702
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,024,740
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 510,072
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,380,272
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,227,467
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2021 , Refunding , 4% , 9/01/41 450,000 429,072
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 627,427
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 546,541
City of Rancho Cordova ,
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,241,511
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,085,381
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/40 .................................................... 1,200,000 1,208,900
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/45 .................................................... 1,250,000 1,258,019
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 1,125,000 1,189,410
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,580,361
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,334,336
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ 500,000 527,203
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,954,874
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,313,728
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,625,865
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,986,044

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ $ 6,415,000 $ 6,537,840
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,038,362
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,625,336
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,987,507
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 500,000 500,617
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,101,093
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,886,324
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,909
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,748,215
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,204,852
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/32 ........................................................ 1,120,000 1,131,854
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/33 ........................................................ 1,000,000 1,010,170
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,261,194
c
City of Sacramento ,
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 309,321
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 731,932
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,939,757
City of San Clemente ,
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/40 ........ 1,745,000 1,758,841
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/46 ........ 2,445,000 2,461,135
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 365,000 370,154
City of San Francisco , 5.25% , 9/01/49 ....................................
11,500,000 10,106,055
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,867,333
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,636,018
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,117,904
GO , 2004 A , NATL Insured , Zero Cpn., 8/01/27 ........................... 6,295,000 5,847,711
GO , 2004 A , NATL Insured , Zero Cpn., 8/01/28 ........................... 3,000,000 2,708,468
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,870,000 12,205,811
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 31,837,998
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,021,337
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 25,636,810
Coachella Valley Unified School District ,
GO , 2012 D , AGMC Insured , Zero Cpn., 8/01/42 .......................... 8,500,000 4,255,820
GO , 2012 D , AGMC Insured , Zero Cpn., 8/01/43 .......................... 3,000,000 1,433,792
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,510,000 3,530,840
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,124,364

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Madera, (continued)
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. $ 3,080,000 $ 3,149,534
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,124,364
County of Sacramento ,
Airport System , Revenue , 2024 , 5% , 7/01/54 ............................. 8,000,000 8,791,709
Airport System , Revenue , 2024 , 5.25% , 7/01/54 ........................... 10,000,000 11,257,749
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,006,903
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,005,755
c
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 14,124,067
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 7,913,144
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 7,257,036
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 21,254,373
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,295,000 4,300,035
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,001,431
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
8,070,000 6,509,080
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,080,343
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,100,793
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,344,334
c
Fairfield Community Facilities District ,
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,062,270
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,417,869
i ,j
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.105% , 7/25/35 ................................ 130,943,148 7,795,046
c
144A, FRN , 2020-ML07 , XCA , 2.132% , 1/25/37 ........................... 118,253,144 15,292,496
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,021,967
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 551,517
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,724,623
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 75,000,000 37,268,138
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 22,584,174
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 17,500,000 15,761,422
Revenue , 2015 A , Refunding , Zero Cpn., 1/15/33 .......................... 19,000,000 14,255,314
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 1,973,794
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,136,942
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,127,738
Hanford Joint Union High School District ,
GO , B , AGMC Insured , Zero Cpn., 8/01/32 ............................... 3,635,000 2,842,075
GO , B , AGMC Insured , Zero Cpn., 8/01/33 ............................... 3,705,000 2,761,584
GO , B , AGMC Insured , Zero Cpn., 8/01/35 ............................... 4,120,000 2,851,592

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
$ 10,000,000 $ 3,590,257
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,590,268
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 6,577,177
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/45 ............... 1,685,000 1,704,067
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/50 ............... 2,160,000 2,173,096
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/59 ............... 5,540,000 5,534,319
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,016,893
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,803,923
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 3,028,688
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 2,000,000 2,086,887
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,032,607
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,926,131
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,145,517
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,554,499
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,063,542
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 6,504,499
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,023,791
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 1,018,416
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 4,056,986
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/43 ............................. 4,000,000 4,049,891
Special Tax, Sub. Lien , 2015 B , Refunding , 5% , 9/01/40 ..................... 4,000,000 4,027,610
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,163,097
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,185,705
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,815,877
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 9,208,838
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,033,570
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,616,568
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,921,059
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... 1,500,000 1,700,396
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 5,018,881
Los Angeles Unified School District ,
GO , 2024 QRR , 4% , 7/01/49 ......................................... 10,000,000 10,095,094
GO , 2024 QRR , 5.25% , 7/01/49 ....................................... 16,000,000 18,441,832
Mendocino-Lake Community College District ,
GO , 2011 B , AGMC Insured , 6.55% , 8/01/36 ............................. 5,150,000 6,327,635
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/40 ........................... 7,500,000 9,171,820
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,034,771
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,546,015
Metropolitan Water District of Southern California , Revenue , 2024 C , Refunding , 5% ,
4/01/49 ......................................................... 5,000,000 5,645,582
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,160,730
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,210,821

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... $ 360,000 $ 345,661
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 42,029,312
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 2,500,000 2,561,311
Revenue , 2017 A , Refunding , BAM Insured , 4% , 3/01/42 .................... 5,000,000 5,000,059
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,258,344
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,510,150
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,919,843
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,814,402
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 11,951,345
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 4,486,838
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 4,853,359
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 6,198,910
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,505,964
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ 4,120,000 4,120,484
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,441,050
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,310,518
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,567,615
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,459,153
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,265,037
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 6,999,296
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 .............
13,000,000 16,970,938
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,688,376
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,218,612
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 529,891
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 2,000,000 2,160,424
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,090,000 3,305,054
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,840,000 5,179,846
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,475,197
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 750,538
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 793,236
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,500,000 1,401,392
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/48 ........................................................ 1,650,000 1,699,096
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 2,625,000 2,689,982
Riverbank Unified School District ,
GO , 2008 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 6,690,000 3,918,797

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverbank Unified School District, (continued)
GO , 2008 B , AGMC Insured , Zero Cpn., 8/01/43 ........................... $ 8,750,000 $ 4,030,687
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,505,782
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 3,464,065
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,734,497
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,026,626
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,501,515
Rowland Unified School District ,
GO , 2009 B , Zero Cpn., 8/01/34 ....................................... 5,000,000 3,511,583
GO , 2009 B , Zero Cpn., 8/01/39 ....................................... 15,000,000 8,541,369
GO , 2009 B , Zero Cpn., 8/01/42 ....................................... 10,750,000 5,640,235
San Bernardino Community College District ,
GO , 2008 D , Pre-Refunded , 5% , 8/01/48 ................................ 3,760,000 3,818,281
GO , 2009 B , Zero Cpn., 8/01/44 ....................................... 12,495,000 5,655,862
San Diego Public Facilities Financing Authority , City of San Diego Sewer Utility ,
Revenue , 2024 A , 5% , 5/15/54 ........................................ 10,000,000 11,121,724
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/47 ....................................... 26,025,000 26,275,886
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 6,940,000 5,867,685
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 13,500,000 11,479,874
GO , 2024 H-2 , 5% , 7/01/49 .......................................... 2,500,000 2,801,908
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/37 ............................... 5,535,000 5,816,895
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 10,000,000 10,375,622
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 10,000,000 10,329,166
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 35,631,019
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 12,500,000 13,597,841
Revenue, Second Series , 2024 B , Refunding , 5% , 5/01/49 ................... 5,250,000 5,865,747
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 50,000,000 55,619,160
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/26 .......................... 2,000,000 1,851,128
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/31 .......................... 6,000,000 4,355,920
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/43 .......................... 16,500,000 6,569,800
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/43 ...................................... 2,500,000 2,501,803
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 19,475,000 18,740,418
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/32 ............... 50,225,000 39,131,940
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,647,872
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 6,925,000 6,935,465
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 88,070,000 88,194,126
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 10,606,346
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 4,823,282
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 12,392,472
State of California , GO , 5% , 9/01/53 .....................................
8,000,000 8,888,389
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,902,871
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 5,648,260
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,359,584

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ $ 600,000 $ 643,444
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,185,000 1,253,319
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2006 C , Zero Cpn.,
6/01/46 ........................................................ 23,500,000 5,000,024
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 B-1 , 2 ,
Refunding , 5% , 6/01/48 ............................................ 6,480,000 6,612,815
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,320,000 3,313,510
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,635,405
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,612,287
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,995,019
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 567,333
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 2,295,000 2,295,781
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,469,848
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.2% , 9/01/25 ........ 705,000 703,003
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,921,558
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/40 ........................................................ 750,000 756,501
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/45 ........................................................ 1,000,000 1,006,856
University of California , Revenue , 2024 BW , Refunding , 5% , 5/15/54 .............
13,795,000 15,342,418
Val Verde Unified School District ,
Special Tax , 2015 , Refunding , 5% , 9/01/29 ............................... 3,200,000 3,215,362
Special Tax , 2015 , Refunding , 5% , 9/01/37 ............................... 2,000,000 2,009,601
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
1,765,000 1,769,830
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 4,111,779
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,930,517
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,820,892
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 337,597
2,593,887,705
Florida 0.6%
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 8,300,000 6,664,705
c ,h
Florida Development Finance Corp. ,
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 4,000,000 4,268,998
Brightline Florida Holdings LLC , Revenue , 144A, 2024 A , Mandatory Put , 8.25% ,
2/14/25 ........................................................ 7,250,000 7,470,888
18,404,591
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,283,689

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.3%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. $ 10,100,000 $ 9,320,611
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 10,059,508
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,308,786
Wisconsin 0.4%
c
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 7,000,000 6,507,942
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... 6,000,000 4,275,001
10,782,943
U.S. Territories 5.8%
Guam 0.7%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 ..
9,885,000 10,170,140
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,898,741
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 250,656
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,100,809
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,155,632
19,575,978
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,750,000 2,688,447
Puerto Rico 5.0%
Commonwealth of Puerto Rico ,
j
GO , FRN , Zero Cpn., 11/01/43 ........................................ 3,035,819 1,878,413
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 441,426 446,407
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 847,602
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 860,046
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 863,203
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 731,607
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 652,830
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 556,082
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 741,600
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 16,300,453 15,547,814
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 944,324 654,383
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
15,712,189 15,358,665
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,026
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,710,951 2,632,581
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 271,095 272,198
Puerto Rico Electric Power Authority ,
d
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 809,086
d
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 809,086
d
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 732,808
d
Revenue , 2013 A , 5% , 7/01/29 ........................................ 2,300,000 1,058,000
d
Revenue , 2013 A , 7% , 7/01/33 ........................................ 25,000,000 11,500,000
d
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 11,735,000 5,398,100
d
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 2,300,000
d
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 732,807
d
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 274,500
d
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 274,650

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 1,800,000 $ 1,798,919
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 362,482 359,470
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,764,591 2,739,775
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 100,364
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 10,500,000 10,509,933
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 8,695,000 8,734,248
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. 20,000,000 6,775,700
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 47,945,000 11,908,565
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 26,463,000 26,463,228
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 12,300,000 12,325,242
148,333,938
Total U.S. Territories .................................................................... 170,598,363
Total Municipal Bonds (Cost $ 2,818,003,224 ) ...................................
2,831,218,436
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,425,197
Total Long Term Investments (Cost $ 2,899,696,568 ) .............................
2,902,926,603
a
a a a a
Short Term Investments 1.1%
Principal
Amount
Municipal Bonds 1.1%
California 1.1%
k
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 1.8% ,
9/01/38 ......................................................... 11,000,000 11,000,000
k
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 1.8% , 8/15/47 ................................................. 6,700,000 6,700,000
k
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 2.6% , 7/01/35 ....................................... 2,000,000 2,000,000
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 2.65% , 7/01/45 ........................................... 9,200,000 9,200,000
k
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.6% , 5/15/48 ................... 300,000 300,000

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
k
University of California, (continued)
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.6% , 5/15/48 ........... $ 3,250,000 $ 3,250,000
32,450,000
Total Municipal Bonds (Cost $ 32,450,000 ) ......................................
32,450,000
Total Short Term Investments (Cost $ 32,450,000 ) ................................
32,450,000
a
Total Investments (Cost $ 2,932,146,568 ) 99.6% ..................................
$2,935,376,603
Other Assets, less Liabilities 0.4% .............................................
13,214,699
Net Assets 100.0% ...........................................................
$2,948,591,302
See Abbreviations on page 24 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $856,283,274, representing 29.0% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Security purchased on a when-issued basis.
h
The maturity date shown represents the mandatory put date.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
The coupon rate shown represents the rate at period end.
k
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the
Fund may be obligated to perform on such agreements at a future date. At November 30, 2024, unfunded commitments were as follows:

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 42,979,239 — 42,979,239
Electric Utilities ........................ — 10,026,125 — 10,026,125
Senior Floating Rate Interests ............... — — 184,656
b
184,656
Municipal Bonds :
Arizona .............................. — 9,572,240 — 9,572,240
California ............................. — 2,589,213,684 4,674,021 2,593,887,705
Florida ............................... — 18,404,591 — 18,404,591
Minnesota ............................ — 3,283,689 — 3,283,689
Texas ............................... — 9,320,611 — 9,320,611
Virgin Islands .......................... — 10,059,508 — 10,059,508
Virginia .............................. — 5,308,786 — 5,308,786
Wisconsin ............................ — 10,782,943 — 10,782,943
U.S. Territories ..........................
Guam ............................... — 19,575,978 — 19,575,978
Pacific Islands ......................... — 2,688,447 — 2,688,447
Puerto Rico ........................... — 148,333,938 — 148,333,938
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 32,450,000 — 32,450,000
Total Investments in Securities ........... $— $2,911,999,779 $23,376,824 $2,935,376,603
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2024, the reconciliation is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks :
United States . $ — $ —
d
$ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds :
United States . 21,630,500 — — — — — — (5,537,550) 16,092,950 (5,537,550)
Senior Floating
Rate Interests :
United States . 1,354,086 420,673 (838,509) — — 347,236 4,411 (1,103,241) 184,656
d
(1,104,974)
Municipal Bonds :
United States . — 3,923,500 — 386,082 — 409 — 364,030 4,674,021 364,030
Escrows and
Litigation Trusts 2,425,197 — — — — — — — 2,425,197 —
Total Investments in
Securities ....... $25,409,783 $4,344,173 $(838,509) $386,082 $— $347,645 $4,411 $(6,276,761) $23,376,824 $(6,278,494)
Other Financial Instruments:
Unfunded
Commitments .
$1,620,918 $— $— $— $— $— $— $— $1,620,918 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.